Income Taxes - Components of Earnings from Continuing Operations Before Income Taxes and Noncontrolling Interests (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Line Items]
United States	$ 755,921	$ 854,705	$ 1,241,465
Foreign	35,202	(1,765)	10,347
Earnings before income taxes and noncontrolling interests	$ 791,123	$ 852,940	$ 1,251,812